Consolidated Statements of Comprehensive Income (Loss) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	71,337	152,391	(52,866)
Other comprehensive income (loss):
Foreign currency translation adjustment	(8,669)	1,076	(103,381)
Recognition of foreign currency translation gain in net income (loss)			(43)
Change in net unrecognized actuarial pension loss			(119)
Reclassification to net income (loss) of foreign currency translation gain of discontinued operations upon deconsolidation		(639)
Reclassification to net income (loss) of net unrecognized actuarial pension loss of discontinued operations upon deconsolidation		119
Comprehensive income (loss)	62,668	152,947	(156,409)